                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

July 2, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Transition 2010 Fund (the "Registrant")
           Reg. No. 033-135516; File No. 811-21920

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on June 26, 2007.

                                             Sincerely,

                                             /s/ Carl A. Algermissen
                                             ------------------------------------
                                             Carl A. Algermissen
                                             Vice President & Associate Counsel
                                             303-768-2486
                                             calgermissen@oppenheimerfunds.com

cc:  Mayer, Brown Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann